Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2020	2021
	RMB	RMB
Accrued liabilities for legal proceeding *	60,000	—
Accrued payroll	51,072	56,463
Customer advance payments relating to Databook	47,703	47,703
Consideration payable of business combination	1,333	1,333
Operating lease liabilities	8,995	7,893
Accrued expenses	27,565	13,261
Payable to employees for proceeds from shares as sold	1,727	504
Others	22,471	25,364
Total	220,866	152,521
*	In September 2019, the business of Databook Tech Ltd. (Databook Tech Ltd. and its subsidiaries and VIE collectively refer to “Databook”) was suspended for an investigation conducted against Databook and certain of its employees by competent authorities in relation to the compliance of information collection or use. The investigation of Databook initiated in 2019 has concluded in January 2021. Databook was imposed confiscation of gains of RMB30 million and also a fine of RMB30 million, total amount of RMB60 million was paid in January 2021.